GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Changes in goodwill [abstract]
Summary of reconciliation of goodwill
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2019		$949
Acquired through acquisition	3	41
Foreign exchange		(20)
Balance, as at December 31, 2020		970
Acquired through acquisition	3	117
Foreign exchange		(121)
Balance, as at December 31, 2021		$966